Related Parties - Additional Information (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Parties [Line Items]
Interest income	₽ 2,869	₽ 1,484	₽ 311
Provision for expected credit losses		0
Allowance account for credit losses of financial assets	93	28	46
Associates [member]
Related Parties [Line Items]
Dividends received	258	70
Cash and Cash Equivalents [Member]
Related Parties [Line Items]
Allowance account for credit losses of financial assets	(412)	0	₽ 0
Sistema [Member]
Related Parties [Line Items]
Cash balance of current and deposit accounts	6,047	3
Interest income	151	0
Outstanding balance	886	782
Factoring commission	1,123	111
Sistema [Member] | Cash and Cash Equivalents [Member]
Related Parties [Line Items]
Allowance account for credit losses of financial assets	₽ 43	₽ 0